Document and Entity Information	Mar. 19, 2020
Prospectus:
Document Type	497
Document Period End Date	Mar. 19, 2020
Registrant Name	BNY Mellon Investment Grade Funds, Inc.
Entity Central Index Key	0000889169
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 19, 2020
Document Effective Date	Mar. 19, 2020
Prospectus Date	Nov. 29, 2019
BNY Mellon Inflation Adjusted Securities Fund | Class Y | BNY Mellon Investment Grade Funds, Inc.
Prospectus:
Trading Symbol	DAIYX
BNY Mellon Inflation Adjusted Securities Fund | Class I | BNY Mellon Investment Grade Funds, Inc.
Prospectus:
Trading Symbol	DIASX
BNY Mellon Inflation Adjusted Securities Fund | Investor Shares | BNY Mellon Investment Grade Funds, Inc.
Prospectus:
Trading Symbol	DIAVX
BNY Mellon Short Term Income Fund | Class P | BNY Mellon Investment Grade Funds, Inc.
Prospectus:
Trading Symbol	DSHPX
BNY Mellon Short Term Income Fund | Class D | BNY Mellon Investment Grade Funds, Inc.
Prospectus:
Trading Symbol	DSTIX
BNY Mellon Japan Womenomics Fund | Class Y | BNY MELLON OPPORTUNITY FUNDS
Prospectus:
Trading Symbol	DJWYX
BNY Mellon Japan Womenomics Fund | Class I | BNY MELLON OPPORTUNITY FUNDS
Prospectus:
Trading Symbol	DJWIX
BNY Mellon Japan Womenomics Fund | Class C | BNY MELLON OPPORTUNITY FUNDS
Prospectus:
Trading Symbol	DJWCX
BNY Mellon Japan Womenomics Fund | Class A | BNY MELLON OPPORTUNITY FUNDS
Prospectus:
Trading Symbol	DJWAX